Leases - Schedule of finance lease receivables current and non current (Detail) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Disclosure of maturity analysis of finance lease payments receivable [line items]
Current portion	$ 512	$ 512	$ 0
Non-current portion	2,990	3,502	$ 0
Balance, end of period	$ 3,502	$ 4,014